Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
C000237872
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,219	$ 11,476		$ 10,000
C000237871
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 13,220	11,476		10,000
C000237874
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,804	11,190	$ 10,000
C000237873
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,792	11,190	10,000
C000237876
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,202	10,770
C000237875
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,202	10,769
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,789	12,629		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,789	12,629		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,226	12,179	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,226	12,179	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,461	11,567
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 14,461	11,567
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value	$ 14,238	11,976		10,000
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value	$ 15,646	12,567		10,000
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value	$ 14,238	11,976		10,000
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value	$ 15,646	12,567		$ 10,000
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value	$ 13,849	11,649	10,000
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value	$ 15,102	12,130	10,000
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value	$ 13,849	11,649	10,000
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value	$ 15,102	12,130	$ 10,000
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value	$ 13,327	11,210
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value	$ 14,354	11,529
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Account Value	$ 13,327	11,210
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Account Value	$ 14,354	$ 11,529